SCHEDULE OF BANK LOANS REPAYMENT (Details)	Jun. 30, 2021 USD ($)
Debt Disclosure [Abstract]
2022	$ 1,500,862
2023	1,438,153
2024	3,320,220
2025	402,638
2026	429,512
2027	458,182
2028	488,734
2029	20,169
Total	$ 8,058,470